Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 8,115
Depreciation expense	(21)		$ (19)	$ (18)
Reversal of impairment loss	11	$ 0	148	142
Ending balance	8,048	$ 272	8,115
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	9,195		9,058	8,883
Disposal				0
Reclassification	(60)		137	175
Ending balance	9,135		9,195	9,058
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,080)		(1,156)	(1,262)
Depreciation expense	(21)		(19)	(18)
Disposal				0
Reclassification	3		(53)	(18)
Reversal of impairment loss	11		148	142
Ending balance	$ (1,087)		$ (1,080)	$ (1,156)